Incentive Compensation Plans	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Incentive Compensation Plans
8.	Incentive Compensation Plans

Equity Compensation Plans

In connection with the Joint Venture Transactions, the Company assumed the Legacy CHC Equity Plan and amended it as the Equity Plan. Pursuant to the Equity Plan, 37,920,000 shares of the Company’s common stock have been reserved for the issuance of equity awards to employees, directors and consultants of the Joint Venture and its affiliates.

The Company grants equity-based awards of its common stock to certain employees, officers and directors of the Joint Venture under terms of awards that are described below. Grants under the Equity Plan consist of one or a combination of time-vested and/or performance-based awards. In most circumstances, the shares issued upon exercise of the equity awards are subject to certain call rights by the Company in the event of termination of service of an award holder and put rights by the award holder or his/her beneficiary in the event of death or disability. The Company expects to repurchase shares of common stock held by former Joint Venture employees no earlier than six months following the issuance of such shares.

Replacement Awards

In connection with the Joint Venture Transactions, the Company was obligated to either assume obligations under Legacy CHC’s prior equity award plans or to issue substantially equivalent equity awards. The Company elected to issue replacement awards with vesting and exercisability terms generally identical to the awards which were replaced. Because the stock of eRx Network and the 2017 Tax Receivable Agreement were distributed to Legacy CHC stockholders immediately prior to the Joint Venture Transactions, certain participants in the Legacy CHC Equity Plan also received equity awards in eRx Network and the right to receive a cash payment related to a proportionate value of the 2017 Tax Receivable Agreement in connection with the Joint Venture Transactions.

These replacement awards granted under the Equity Plan consisted of one, or a combination of, time-vested awards and/or performance-based awards.

Vested Awards: Vested awards consist of the following:

(i)

Tier I Time Awards became immediately vested in connection with the Joint Venture Transactions, 54.4% of which were liquidated for cash upon the closing of the Joint Venture Transactions. The remaining 45.6% of such options were exchanged for vested options of the Company with exercise prices and expiration terms that correspond with those of the original grant to Legacy CHC Equity Plan participants. These Legacy CHC Equity Plan participants also received vested options in eRx Network with exercise prices equal to 25% of the fair value of the eRx Network stock and a right to receive a future cash payment related to the proportionate value of the 2017 Tax Receivable Agreement at the time of the Joint Venture Transactions.

(ii)

Tier II Time Awards became immediately vested in connection with the Joint Venture Transactions but because the original exercise price of these awards was greater than the fair value of the stock at the time of the Joint Venture Transactions, none of the awards were liquidated and they were replaced with vested Company options with an exercise price equal to the original exercise price as reduced by the fair value of one share of eRx Network stock.

(iii)

2.0x Performance Awards became immediately vested in connection with the Joint Venture Transactions as a result of meeting the specified performance and market conditions outlined in the original award terms. As with the Tier I Time Awards, 54.4% were liquidated for cash upon the closing of the Joint Venture Transactions. The remaining 45.6% of such options were exchanged for vested options of the Company with exercise prices and expiration terms that correspond with those of the original grant to the Legacy CHC Equity Plan participants. The Legacy CHC Equity Plan participants also received vested options in eRx Network with exercise prices equal to 25% of the fair value of the eRx Network stock and a right to receive a cash payment related to the proportionate value of the 2017 Tax Receivable Agreement at the time of the Joint Venture Transactions.

Unvested Awards: Certain awards granted by Legacy CHC contained conditions that were not satisfied at the time of the Joint Venture Transactions. These awards generally consisted of awards that vest subject to the employee’s continued employment through the date when Blackstone has sold at least 25% of the maximum number of Legacy CHC’s shares held by it (i.e. a liquidity event) and achieved specified rates of return that vary by award. In connection with the Joint Venture Transactions, these unvested equity awards were replaced with unvested restricted stock of the Company with an aggregate intrinsic value and vesting conditions which were identical to the original Legacy CHC awards. Legacy CHC Equity Plan participants also received unvested restricted stock of eRx Network and a right, contingent upon vesting of the awards, to receive a future cash payment related to the proportionate value of the 2017 Tax Receivable Agreement at the time of the Joint Venture Transactions.

Restricted Stock Units: Vesting of Legacy CHC restricted share units was not affected by the Joint Venture Transactions. 54.4% of the vested portion of such restricted share units were liquidated in connection with the Joint Venture Transactions and the remainder of the vested and unvested restricted share units were replaced with vested and unvested Company restricted share units with terms identical to the original awards. Legacy CHC Equity Plan participants also received vested and unvested restricted share units of eRx Network and a right to receive a future cash payment upon vesting related to the proportionate value of the 2017 Tax Receivable Agreement at the time of the Joint Venture Transactions.

The following table summarizes Replacement Award option activity for the year ended March 31, 2019:

	Replacement Time- Vesting Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2018	4,867,284	$11.77	5.4	$35,137
Granted	—	—	—	—
Exercised	(204,641)	10.70	—	1,695
Expired	—	—	—	—
Forfeited	(133,352)	—	—	741
Outstanding at March 31, 2019	4,529,291	11.76	4.4	$39,896
Exercisable at March 31, 2019	4,529,291	11.76	4.4	$39,896

The following table summarizes Replacement Exit-Vesting Restricted Stock activity for the year ended March 31, 2019:

Replacement Exit-Vesting Restricted Stock
Unvested at April 1, 2018	1,352,859
Granted	—
Canceled	(91,260)
Vested	—
Unvested at March 31, 2019	1,261,599

Time-Vesting Options

Time-vesting options were granted with an exercise price equal to the fair value of the Company’s common stock on the date of grant and generally vest in equal 25% installments on the first through fourth anniversary of the designated vesting start date, subject to the award holders continued employment through such vesting date. The Company estimates the fair value of the time-vesting options using the Black-Scholes option pricing model. As of March 31, 2019, unrecognized expense of the Joint Venture related to the time-vesting options was $36,933. This expense is expected to be recognized over a weighted average period of 2.2 years.

Exit-Vesting Options

Exit-vesting options were granted with an exercise price equal to the fair value of the Company’s common stock on the date of grant and vest, subject to the award holder’s continued employment through the vesting date, on the earlier to occur of (i) the date that affiliates of Blackstone sell 25% of the equity interests of the Joint Venture held by it on March 1, 2017 (the “Transaction Date”) at a specified weighted average price per share and McKesson distributes more than 50% of the equity interests of the Joint Venture held by it on the Transaction Date or (2) McKesson and affiliates of Blackstone collectively sell more than 25% of the aggregate equity interests held by McKesson and Blackstone on the Transaction Date at a specified weighted average price per share.

The following table summarized time-vesting and exit-vesting option activity for the year ended March 31, 2019:

	Awards		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value
	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options	Time- Vesting Options	Exit- Vesting Options
Outstanding at April 1, 2018	6,647,249	6,639,286	$18.99	$18.99	8.9	8.9	$—	$—
Granted	2,001,544	1,980,056	18.99	18.99	9.2	9.2	—	—
Exercised	—	—	—	—	—	—	—	—
Expired	—	—	—	—	—	—	—	—
Forfeited	(1,660,390)	(2,114,798)	18.99	18.99	—	—	—	—
Outstanding at March 31, 2019	6,988,403	6,504,544	18.99	18.99	8.0	8.0	11,058	10,292
Exercisable at March 31, 2019	3,119,299	—	$18.99	$—	8.0	—	$4,936	$—

Restricted Share Units

During fiscal 2018, the Company granted 316,000 restricted share units (“RSUs”) which vest, subject to the recipient’s continued employment by the Joint Venture, on March 31, 2019. In the event the recipient was terminated by the Company without cause, by the recipient for good reason or on account of the recipient’s death or disability, the RSUs would immediately vest and become nonforfeitable. Settlement of these RSUs upon vesting could have occurred in the Company’s common stock, cash in an amount equal to the fair market value of the number of shares that would otherwise be delivered upon the vesting date or any combination of the Company’s common stock or cash. In the event the Company’s common stock was not publicly traded at the time of settlement, the employee could have elected to require the Company to settle such RSUs in cash. Because settlement of the RSUs in common stock was outside the control of the Company, the RSUs were historically classified as liabilities in the balance sheets. Such awards were cancelled during 2018 following the resignation of the employee without good reason.

The total fair value of shares vested during the years ended March 31, 2019 and 2018 and for the period from June 22, 2016 (inception) to March 31, 2017 was $0, $1,440 and $0, respectively.

Contingent Awards

During the year ended March 31, 2019, Change Healthcare Inc. committed to issue awards to certain of the Joint Venture’s employees that are expected to vest in four equal installments on each anniversary of the earlier to occur of Change Healthcare Inc.’s initial public offering or June 30, 2019. While the quantity of such awards to be issued is unknown, the value of such awards and the resulting total expense to be recognized over the total service period is specified as a fixed dollar amount per recipient ($9,807 in the aggregate). Because the value of these awards to be issued in the future is fixed, the Joint Venture has recognized a liability on the accompanying consolidated balance sheets for the pro-rata portion of the expected requisite service period of these future awards.

Valuation Assumptions

The following table summarizes the weighted average fair value of awards using the Black-Scholes and Monte Carlo Simulation option pricing models, as appropriate, and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the years ended March 31, 2019 and 2018.

Year Ended March 31, 2019:	Time-Vesting Options	Exit-Vesting Options	Replacement Exit-Vesting Restricted Stock
Weighted average fair value of awards	$9.78	$5.90	$12.80
Expected dividend yield	—%	—%	—%
Expected volatility	52.5%	52.9%	62.2%
Risk-free interest rate	2.2%	2.2%	2.3%
Expected term (years)	4.5%	5.1%	1.9

Year Ended March 31, 2018:
Weighted average fair value of awards	$9.45	$6.53	$11.94
Expected dividend yield	—%	—%	—%
Expected volatility	52.2%	52.1%	57.6%
Risk-free interest rate	2.7%	2.7%	2.4%
Expected term (years)	5.5	6.2	3.0

Expected dividend yield—The Company is subject to limitations on the payment of dividends under the LLC Agreement. An increase in the dividend yield will decrease compensation expense.

Expected volatility—This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. The expected volatility was based on the levered median historical volatility of a group of guideline companies. An increase in the expected volatility will increase compensation expense.

Risk-free interest rate—This is the U.S. Treasury rate as of the measurement date having a term approximating the expected life of the award. An increase in the risk-free interest rate will increase compensation expense.

Expected term—This is the period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between the actual or expected vesting date and the contractual term. An increase in the expected term will increase compensation expense.

Summary of Equity Compensation Expense on Loss from Equity Method Investment in the Joint Venture

Because the Company provides equity awards to employees of the Joint Venture, the Company recognizes stock compensation expense within the Loss from Equity Method Investment in the Joint Venture caption on the accompanying statements of operations for its proportionate amount of stock compensation expense included in the operating results of the Joint Venture as well as the amount funded for the benefit of the McKesson member. However, due to requirements of the LLC Agreement that the Company receive an additional unit of the Joint Venture upon any exercise of a Company equity award (as described in Note 10), the Company recognizes a dividend receivable equal to the cumulative amount of stock compensation expense recognized by the Joint Venture for any outstanding equity awards with an offset to the Loss from Equity Method Investment in the Joint Venture caption. The result is that no net equity compensation of the Joint Venture is recognized in the financial statements of the Company.